Schedule of stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Interim Period, Costs Not Allocable [Line Items]
Stock-based compensation	$ 619	$ 1,377	$ 1,575	$ 3,022	$ 5,434	$ 8,921
Research And Development [Member]
Interim Period, Costs Not Allocable [Line Items]
Stock-based compensation	135	567	457	1,342	2,199	4,238
General And Administrative [Member]
Interim Period, Costs Not Allocable [Line Items]
Stock-based compensation	$ 484	$ 810	$ 1,118	$ 1,680	$ 3,235	$ 4,683